Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended						1 Months Ended
	Dec. 31, 2012 Database and credit files	Dec. 31, 2012 Trademarks, copyrights and patents	Dec. 31, 2012 Customer relationships	Apr. 30, 2012 Preliminary Fair Value	Apr. 30, 2012 Preliminary Fair Value Database and credit files	Apr. 30, 2012 Preliminary Fair Value Technology and software	Apr. 30, 2012 Preliminary Fair Value Trademarks, copyrights and patents	Apr. 30, 2012 Preliminary Fair Value Customer relationships	Apr. 30, 2012 Preliminary Fair Value Other	Apr. 30, 2012 Final Allocation	Apr. 30, 2012 Final Allocation Database and credit files	Apr. 30, 2012 Final Allocation Technology and software	Apr. 30, 2012 Final Allocation Trademarks, copyrights and patents	Apr. 30, 2012 Final Allocation Customer relationships	Apr. 30, 2012 Final Allocation Other
Identifiable Intangibles [Line Items]
Total identifiable intangible assets				$ 1,986.4	$ 765.0	$ 364.6	$ 546.1	$ 308.0	$ 2.7	$ 1,986.4	$ 765.0	$ 364.6	$ 546.1	$ 308.0	$ 2.7
Estimated Useful Life	15 years	40 years	20 years		15 years	7 years	40 years	20 years	5 years		15 years	7 years	40 years	20 years	5 years